Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Municipal Income Fund

September 30, 2019

XLI-QTLY-1119
1.9884855.101

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	122,547
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$100,000	$117,601
5% 4/1/26	100,000	120,525
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	900,000	900,979

TOTAL ALABAMA		1,261,652

Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (b)	30,000	31,011
Arizona - 2.6%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	10,987
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24	80,000	94,052
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	25,000	26,128
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	517,959
5% 5/1/29	290,000	343,148
5% 5/1/33	565,000	663,626
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (c)	415,000	470,448
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	65,000	67,037
Series 2007, 2.7%, tender 8/14/23 (a)(b)	600,000	621,870
Series 2019, 5%, tender 6/3/24 (a)(b)	650,000	745,895
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,764
5% 7/1/48	10,000	10,639
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016, 6% 1/1/48 (d)	200,000	211,518
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (d)	190,000	216,705
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	10,982
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	221,968

TOTAL ARIZONA		4,243,726

California - 2.8%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	94,443
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A, 5% 12/31/47 (b)	500,000	590,330
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.55%, tender 11/1/19 (a)(b)(d)	600,000	599,911
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (b)	155,000	170,612
5% 8/1/23 (b)	545,000	617,681
5% 8/1/24 (b)	310,000	360,980
5% 8/1/25 (b)	110,000	131,465
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (b)	1,000,000	1,208,000
Series 2019 B, 5% 5/1/49	45,000	55,480
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	225,038
Series 2017 B:
5% 7/1/29	115,000	138,714
5% 7/1/30	230,000	276,327

TOTAL CALIFORNIA		4,468,981

Colorado - 2.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	47,037
5% 10/1/43	50,000	57,994
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	38,116
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	110,000	130,524
5%, tender 11/19/26 (a)	210,000	258,376
Series 2019 A, 5% 11/15/39	190,000	238,591
Series 2019 A2, 5% 8/1/44	200,000	238,630
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	380,000	364,808
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (a)	275,000	338,476
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	85,000	93,883
Series 2019 H, 4.25% 11/1/49	45,000	49,709
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (b)	25,000	28,382
5% 11/15/26 (b)	50,000	60,790
Series 2018 A, 5% 12/1/34 (b)	1,125,000	1,505,655

TOTAL COLORADO		3,450,971

Connecticut - 3.2%
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	295,000	317,367
Series 2016 B:
5% 5/15/25	220,000	259,780
5% 5/15/26	125,000	150,914
Series 2016 D, 5% 8/15/25	210,000	249,545
Series 2018 F:
5% 9/15/24	100,000	116,425
5% 9/15/25	100,000	119,080
Series 2019 A, 5% 4/15/26	115,000	138,572
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
4% 7/1/20 (d)	220,000	221,980
5% 7/1/49 (d)	130,000	140,808
Series 2019 Q-1:
5% 11/1/25	90,000	107,395
5% 11/1/26	95,000	116,117
Series A:
5% 7/1/26	105,000	111,082
5% 7/1/26	160,000	186,922
Series F, 5% 7/1/21 (Escrowed to Maturity)	2,215,000	2,348,941
Series K3, 5% 7/1/43	215,000	249,705
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	88,938
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	85,000	92,312
Series 2019 A, 5% 11/1/25	140,000	168,316

TOTAL CONNECTICUT		5,184,199

District Of Columbia - 1.3%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	233,524
5% 10/1/44	1,000,000	1,220,420
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	60,000	64,205
5% 10/1/23 (b)	65,000	69,556
5% 10/1/24 (b)	60,000	64,205
5% 10/1/25 (b)	80,000	85,607
Series 2019 A, 5% 10/1/25 (b)	70,000	83,582
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	114,019
5% 10/1/24	100,000	117,301
5% 10/1/25	100,000	120,482

TOTAL DISTRICT OF COLUMBIA		2,172,901

Florida - 5.2%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	291,320
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	268,178
Series 2015 C, 5% 10/1/24 (b)	45,000	52,407
Series 2017, 5% 10/1/42 (b)	1,365,000	1,627,312
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	56,587
Series 2016, 5% 7/1/26	230,000	281,628
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	437,311
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	180,000	197,604
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A:
5% 10/1/24 (b)	110,000	127,589
5% 10/1/31 (b)	125,000	151,810
Series 2019 A:
5% 10/1/22 (b)(c)	300,000	330,720
5% 10/1/23 (b)(c)	300,000	340,026
5% 10/1/24 (b)(c)	300,000	348,729
5% 10/1/25 (b)(c)	300,000	356,862
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 D, 5% 10/1/20	1,480,000	1,529,286
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (b)	25,000	26,568
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	801,664
Miami-Dade County Aviation Rev.:
Series 2015 A, 5% 10/1/27 (b)	200,000	236,322
Series 2017 B, 5% 10/1/40 (b)	105,000	124,190
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	454,775
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	100,000	114,535
Series 2015 D, 5% 2/1/26	10,000	12,132
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	121,867
5% 8/15/42	5,000	5,924
Tampa Hosp. Rev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	29,588

TOTAL FLORIDA		8,324,934

Georgia - 3.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	60,000	71,152
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	188,844
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	1,140,000	1,151,708
2.25%, tender 5/25/23 (a)	315,000	319,215
Series 2013 1st, 2.925%, tender 3/12/24 (a)	330,000	343,956
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	262,853
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	40,000	44,876
5% 6/15/52	145,000	177,828
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 A, 5% 1/1/22	375,000	403,125
Series HH, 5% 1/1/22	425,000	457,266
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,228
5% 8/1/39	5,000	5,691
5% 8/1/43	5,000	5,826
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	500,000	542,740
Series 2019 B, 4%, tender 12/2/24 (a)	505,000	568,544
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	202,948
Private Colleges & Univs. Auth. Rev. Series A:
4% 6/1/20	15,000	15,255
4% 6/1/21	120,000	125,030
5% 6/1/22	80,000	87,372
5% 6/1/23	80,000	89,918
5% 6/1/24	130,000	150,041

TOTAL GEORGIA		5,219,416

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/33 (b)	125,000	153,814
Honolulu City & County Gen. Oblig. Series 2017 A, 5% 9/1/33	5,000	6,206

TOTAL HAWAII		160,020

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	25,000	27,312
Illinois - 18.7%
Champaign County Cmnty. Unit Series 2019:
4% 6/1/26 (c)	15,000	17,257
4% 6/1/33 (c)	1,340,000	1,521,007
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	42,610
Series 2011 A, 5% 12/1/41	50,000	51,987
Series 2012 A, 5% 12/1/42	500,000	528,280
Series 2018 A:
5% 12/1/29	350,000	413,658
5% 12/1/31	150,000	175,503
Series 2018 C, 5% 12/1/46	200,000	226,132
Series 2019 A:
5% 12/1/30	405,000	479,779
5% 12/1/30	100,000	118,464
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (b)	200,000	223,476
Series 2014 B, 5% 1/1/26	100,000	114,190
Series 2016 B:
4% 1/1/35	200,000	219,308
5% 1/1/46	2,000,000	2,307,840
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/23 (b)	70,000	77,468
Series 2017 B, 5% 1/1/37	50,000	59,713
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (b)	50,000	59,123
5% 7/1/48 (b)	400,000	467,592
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	100,000	100,418
Series 2011 A, 5.25% 11/15/23	50,000	53,608
Series 2016 A:
5% 11/15/23	10,000	11,290
5% 11/15/31	500,000	587,550
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	100,000	117,899
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/26	200,000	241,234
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	615,000	738,855
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	12,130
Series 2016, 5% 10/1/29	30,000	36,298
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	818,130
5% 5/15/43	790,000	938,496
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	17,897
Bonds Series E, 2.25%, tender 4/29/22 (a)	3,695,000	3,770,415
Series 2011 IL:
4% 12/1/20	100,000	103,037
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,384
Series 2012 A, 5% 5/15/41	695,000	736,964
Series 2013:
4% 5/15/33	170,000	175,865
5% 11/15/24	65,000	71,484
Series 2014, 5% 8/1/38	10,000	11,334
Series 2015 A:
5% 11/15/20	760,000	789,663
5% 11/15/23	10,000	11,357
5% 11/15/25	150,000	178,967
5% 11/15/45	300,000	338,226
Series 2015 C:
4.125% 8/15/37	60,000	63,114
5% 8/15/26	35,000	40,718
Series 2016 A:
5% 8/15/24	65,000	73,739
5% 7/1/31	30,000	35,423
5% 7/1/33	10,000	11,705
5% 7/1/36	45,000	52,172
Series 2016 B, 5% 8/15/35	250,000	297,495
Series 2016 C, 5% 2/15/34	50,000	60,176
Series 2016:
4% 2/15/41	40,000	44,044
5% 12/1/23	155,000	175,245
5% 5/15/29	10,000	11,896
5% 12/1/29	620,000	732,313
5% 12/1/33	485,000	565,947
5% 12/1/40	85,000	97,725
5% 12/1/46	95,000	108,471
Series 2017 A, 5% 7/15/42	1,000,000	1,201,310
Series 2018 A:
4.25% 1/1/44	55,000	59,377
5% 1/1/38	225,000	261,338
5% 1/1/44	340,000	390,510
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	100,000	110,000
Series 2013, 5% 7/1/23	10,000	10,919
Series 2016:
5% 2/1/21	30,000	31,115
5% 2/1/26	400,000	453,900
5% 2/1/27	560,000	641,066
5% 11/1/29	1,400,000	1,586,970
Series 2017 D:
5% 11/1/21	900,000	951,372
5% 11/1/24	730,000	811,986
5% 11/1/27	250,000	286,120
Series 2017, 4% 2/1/24	15,000	15,794
Series 2019 B:
5% 9/1/21	105,000	110,823
5% 9/1/22	100,000	107,623
5% 9/1/23	105,000	115,049
5% 9/1/24	105,000	116,388
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	235,000	260,758
Series 2014 C, 5% 1/1/38	85,000	97,260
Series 2019 A, 5% 1/1/44	1,000,000	1,218,300
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	96,654
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	282,149
Series 2011, 5.5% 2/1/22	100,000	108,672
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	610,000	272,030
0% 6/15/47 (FSA Insured)	155,000	58,779
Series 1994 A, 0% 6/15/25	25,000	21,782
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	954,804
Series 2012 B, 5% 6/15/23	10,000	10,776
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	105,000	112,180
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	17,367
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	124,788

TOTAL ILLINOIS		30,238,030

Indiana - 1.6%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23	35,000	37,877
Series 2016:
5% 9/1/24	20,000	23,230
5% 9/1/30	50,000	59,917
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	65,000	66,148
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,000,000	1,230,600
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46 (c)	215,000	233,976
Series 2020, 5% 4/1/30 (c)	105,000	130,049
Whiting Envir. Facilities Rev. Bonds (BA Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	690,000	818,754

TOTAL INDIANA		2,600,551

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	25,000	28,356
5% 5/15/48	55,000	62,220

TOTAL IOWA		90,576

Kentucky - 2.0%
Ashland Med. Ctr. Rev. (King's Daugthers Med. Ctr. Proj.) Series 2010 B, 4.5% 2/1/25	25,000	25,180
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	500,000	497,125
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	100,000	102,063
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	205,802
(Proj. No. 119) Series 2018:
5% 5/1/26	60,000	72,166
5% 5/1/29	85,000	104,615
5% 5/1/32	20,000	24,618
5% 5/1/33	15,000	18,417
5% 5/1/34	20,000	24,492
5% 5/1/35	10,000	12,063
5% 5/1/36	10,000	12,032
5% 5/1/38	1,000,000	1,193,350
Louisville & Jefferson County Series 2016 A, 5% 10/1/32	70,000	83,398
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	65,000	74,644
Louisville/Jefferson County Metropolitan Gov.:
Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	25,000	27,290
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	95,000	103,701
Series 2012, 5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	125,000	136,449
Pikeville Hosp. Rev. Series 2011:
6% 3/1/20	25,000	25,414
6% 3/1/22	240,000	252,895
6% 3/1/22 (Pre-Refunded to 3/1/21 @ 100)	75,000	79,878
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	200,000	203,468

TOTAL KENTUCKY		3,279,060

Louisiana - 0.7%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/21	775,000	808,186
5% 12/1/39	100,000	117,863
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	18,270
Series 2017 A, 5% 12/15/32	165,000	202,613

TOTAL LOUISIANA		1,146,932

Maine - 0.7%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	65,000	69,986
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	21,346
Series 2013, 5% 7/1/25	40,000	44,004
Series 2014, 5% 7/1/30	585,000	670,316
Series 2016 A:
4% 7/1/41	25,000	26,172
4% 7/1/46	5,000	5,214
5% 7/1/46	125,000	139,790
Series 2017 B, 5% 7/1/29	10,000	12,206
Series 2018, 5% 7/1/48	135,000	164,836

TOTAL MAINE		1,153,870

Maryland - 1.2%
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/22 (b)	280,000	304,850
5% 7/1/23 (b)	325,000	363,392
5% 7/1/25 (b)	510,000	598,970
5% 7/1/26 (b)	230,000	275,101
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	176,361
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	125,000	136,754

TOTAL MARYLAND		1,855,428

Massachusetts - 3.3%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	300,000	333,720
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/47	100,000	111,377
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	44,552
Series 2017:
5% 7/1/20	100,000	102,008
5% 7/1/21	100,000	104,624
Series 2016 A, 5% 1/1/31	40,000	47,487
Series 2016 I:
5% 7/1/30	195,000	230,909
5% 7/1/41	140,000	161,218
Series 2017 A, 5% 1/1/37	1,050,000	1,248,261
Series 2019 K:
5% 7/1/25	125,000	148,761
5% 7/1/26	165,000	200,856
5% 7/1/27	195,000	241,827
5% 7/1/29	45,000	57,721
Series 2019:
5% 7/1/27	440,000	536,021
5% 9/1/59	510,000	608,211
Massachusetts Health & Edl. Facilities Auth. Rev. (Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	510,000	524,999
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/40 (b)	500,000	616,765

TOTAL MASSACHUSETTS		5,319,317

Michigan - 1.7%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	40,000	44,786
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	180,000	222,311
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	242,078
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	120,873
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	60,759
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	684,479
Series 2016:
5% 11/15/26	160,000	196,206
5% 11/15/41	30,000	35,331
Series 2019 A, 5% 11/15/48	55,000	66,896
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	12,364
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	175,000	174,613
Oakland Univ. Rev. Series 2019 A, 5% 3/1/30	380,000	487,107
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/19 (b)	100,000	100,580
Series 2017 A, 5% 12/1/29	45,000	55,984
Series 2017 B, 5% 12/1/42 (b)	150,000	177,365
Series 2018 D, 5% 12/1/29 (b)	85,000	106,618

TOTAL MICHIGAN		2,788,350

Minnesota - 1.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	258,729
5% 2/15/58	270,000	313,594
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	25,958
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	608,350
5% 10/1/45	30,000	35,029
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	533,272

TOTAL MINNESOTA		1,774,932

Missouri - 1.6%
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	563,212
Series 2018 A, 5% 11/15/43	1,000,000	1,191,500
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	25,000	27,409
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	570,000	706,652
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	55,000	62,511

TOTAL MISSOURI		2,551,284

Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	40,000	41,912
Series 2019 B, 4% 6/1/50	15,000	16,714
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	35,568

TOTAL MONTANA		94,194

Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (b)	70,000	75,942
Nevada - 0.7%
Clark County School District Series 2017 A, 5% 6/15/25	400,000	475,728
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	490,000	536,349
Series 2019 B, 4% 10/1/49	40,000	43,881

TOTAL NEVADA		1,055,958

New Hampshire - 0.7%
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	225,396
5% 8/1/26	105,000	127,314
5% 8/1/37	100,000	120,807
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	560,000	583,582
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	51,281
Series 2016, 5% 10/1/22	85,000	93,344

TOTAL NEW HAMPSHIRE		1,201,724

New Jersey - 5.5%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	28,077
Series 2013 NN, 5% 3/1/29	1,000,000	1,091,100
Series 2013:
5% 3/1/23	25,000	27,606
5% 3/1/24	70,000	77,000
Series 2014 PP, 5% 6/15/26	280,000	315,778
Series 2015 XX, 5% 6/15/23	200,000	222,522
Series 2017 DDD, 5% 6/15/30	1,000,000	1,170,380
Series 2018 EEE, 5% 6/15/28	410,000	493,128
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	106,900
5% 7/1/41	65,000	74,159
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (b)	80,000	86,558
Series 2017 1A, 5% 12/1/26 (b)	280,000	336,347
Series 2018 B:
5% 12/1/25 (b)	500,000	589,485
5% 12/1/26 (b)	315,000	378,391
5% 12/1/27 (b)	850,000	1,037,060
Series 2019 A, 5% 12/1/20	1,200,000	1,250,580
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	591,941
Series 2003 B, 5.25% 12/15/19	250,000	251,801
Series 2010 A, 0% 12/15/27	250,000	202,610
Series 2014 AA, 5% 6/15/25	100,000	113,730
Series 2016 A, 5% 6/15/27	160,000	190,421
Series 2018 A, 5% 12/15/32	100,000	118,398
Rutgers State Univ. Rev. Series Q:
5% 5/1/21 (c)	55,000	57,415
5% 5/1/22 (c)	40,000	43,117
5% 5/1/23 (c)	30,000	33,329

TOTAL NEW JERSEY		8,887,833

New Mexico - 0.2%
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 7/1/50	225,000	245,853
Series 2019 D, 3.75% 1/1/50	60,000	65,261

TOTAL NEW MEXICO		311,114

New York - 1.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	474,100
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,512
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	111,395
New York City Gen. Oblig. Series 2018 A, 5% 8/1/24	100,000	117,363
New York City Transitional Fin. Auth. Rev. Series 2016 E, 5% 2/1/37	1,000,000	1,187,950
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,890
New York Dorm. Auth. Revs. Bonds:
Series 2019 B1, 5%, tender 5/1/48	95,000	102,040
Series 2019 B2, 5%, tender 5/1/48	100,000	113,697
New York Metropolitan Trans. Auth. Rev. Series 2016 A, 5% 11/15/31	100,000	119,738
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	30,000	32,209
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	344,371
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (b)	220,000	253,909

TOTAL NEW YORK		2,873,174

North Carolina - 0.5%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/40	160,000	201,222
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	10,000	11,984
5% 10/1/47	70,000	80,182
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	175,000	176,995
Series 2019 C, 2.55%, tender 6/1/26 (a)	300,000	313,497

TOTAL NORTH CAROLINA		783,880

Ohio - 5.8%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	495,000	582,115
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,871
5% 8/1/26	290,000	352,046
5% 8/1/27	10,000	12,373
5% 8/1/28	10,000	12,511
5% 8/1/29	10,000	12,451
5% 8/1/30	10,000	12,372
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	10,000	10,892
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	210,560
American Muni. Pwr., Inc. Rev.:
Bonds (Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	500,000	503,365
Series 2017 A, 5% 2/15/21	30,000	31,501
Cleveland Arpt. Sys. Rev. 5% 1/1/25 (FSA Insured)	145,000	170,787
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	510,000	543,257
Columbus Gen. Oblig. Series 2016 2, 5% 7/1/25	485,000	584,604
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	114,898
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,178,922
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (a)	255,000	295,966
Series 2019, 5% 2/1/25	160,000	186,450
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	21,529
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	333,043
5% 2/15/44	100,000	107,163
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	20,000	22,373
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	114,093
Steubenville Hosp. Rev. (Trinity Health Proj.) Series 2010, 4.125% 10/1/21 (Pre-Refunded to 2/1/20 @ 100)	15,000	15,135
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/20	645,000	660,192
5% 6/1/21	865,000	915,724
5% 6/1/22	330,000	360,502
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012, 5% 12/1/32	15,000	15,924

TOTAL OHIO		9,392,619

Oklahoma - 0.7%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (b)	200,000	237,304
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	222,692
5.5% 8/15/57	515,000	612,598

TOTAL OKLAHOMA		1,072,594

Oregon - 1.6%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	830,000	856,012
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,500,000	1,646,850

TOTAL OREGON		2,502,862

Pennsylvania - 7.3%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	203,293
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46	2,250,000	2,565,585
Series 2018 A:
5% 11/15/22	100,000	110,426
5% 11/15/25	100,000	118,671
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28 (c)	305,000	376,763
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	22,097
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	43,481
5% 7/15/36	500,000	599,390
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	71,060
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	95,000	95,240
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	130,000	144,845
Series 2019, 4% 9/1/44	185,000	201,163
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	208,993
Series 2016 A, 5% 8/15/46	50,000	58,365
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	280,598
5% 7/1/24	300,000	345,990
5% 7/1/25	300,000	354,129
5% 7/1/26	455,000	550,313
5% 7/1/27	500,000	615,580
5% 7/1/34	450,000	551,147
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	583,900
Series 2017, 5% 5/1/35	10,000	12,011
Series 2018 A, 5% 2/15/48	100,000	122,138
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/21	100,000	106,708
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27	275,000	316,751
Series 2019 A, 5% 8/1/26	220,000	268,976
Series 2019 B, 5% 2/1/37	1,085,000	1,348,894
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	59,204
Series 2018 B, 5% 9/1/43	50,000	59,444
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	70,000	86,001
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	53,189
Series 2019 A:
4% 6/1/44	50,000	55,982
4% 6/1/49	115,000	127,934
5% 6/1/25	200,000	237,862
5% 6/1/44	85,000	104,187
5% 6/1/49	135,000	164,441
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	213,984
5% 8/1/48	310,000	356,742

TOTAL PENNSYLVANIA		11,795,477

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	25,000	26,289
5% 5/15/39	50,000	57,496
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	50,000	54,730
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/23 (b)	625,000	703,413

TOTAL RHODE ISLAND		841,928

South Carolina - 2.7%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	486,964
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	70,000	77,192
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	180,000	200,102
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 5% 1/1/21 (Pre-Refunded to 7/1/20 @ 100)	5,000	5,138
Series 2013 B, 5% 12/1/38	200,000	224,006
Series 2014 A:
5% 12/1/49	440,000	491,454
5.5% 12/1/54	140,000	159,447
Series 2014 C, 5% 12/1/46	20,000	22,622
Series 2015 A, 5% 12/1/50	75,000	85,190
Series 2015 E, 5.25% 12/1/55	25,000	28,953
Series 2016 A:
5% 12/1/26	140,000	169,740
5% 12/1/29	500,000	601,610
5% 12/1/33	15,000	17,778
5% 12/1/38	75,000	87,888
Series 2016 B:
5% 12/1/31	105,000	126,679
5% 12/1/35	120,000	143,081
5% 12/1/41	175,000	206,012
Series A, 5% 12/1/23	145,000	165,127
Series B, 5% 12/1/24	480,000	561,739
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	32,192
4% 4/15/48	20,000	21,335
5% 4/15/48	415,000	481,703

TOTAL SOUTH CAROLINA		4,395,952

Tennessee - 2.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	85,000	99,924
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	700,000	718,121
5% 7/1/23	15,000	16,760
5% 7/1/24	20,000	22,456
5% 7/1/25	20,000	22,417
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (b)	450,000	542,039
5% 7/1/38 (b)	1,000,000	1,204,970
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 4% 7/1/25 (b)	55,000	62,021
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	460,000	491,883
Series 2018, 4%, tender 11/1/49	180,000	199,161

TOTAL TENNESSEE		3,379,752

Texas - 7.8%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	50,000	51,952
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	239,398
5% 8/1/26	200,000	245,542
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	126,112
Cypress-Fairbanks Independent School District Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (a)	130,000	129,162
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (b)	115,000	127,029
Dallas Independent School District Series 2016 A, 4% 2/15/29	500,000	561,715
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	100,000	102,080
Fort Bend Independent School District Bonds Series 2019 A, 1.95%, tender 8/1/22 (a)	400,000	404,744
Grand Parkway Trans. Corp.:
Series 2013 B, 5.25% 10/1/51	30,000	34,054
Series 2018 A, 5% 10/1/43	450,000	543,960
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (b)	85,000	92,856
Series 2018 A, 5% 7/1/41 (b)	1,000,000	1,200,440
Series 2018 C, 5% 7/1/30 (b)	120,000	148,951
Series 2018 D, 5% 7/1/39	260,000	319,264
Houston Gen. Oblig. Series 2017 A:
5% 3/1/25	500,000	590,730
5% 3/1/32	25,000	30,541
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/34	5,000	6,051
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (b)	25,000	29,875
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2011 B, 5% 5/15/22	300,000	317,349
Series 2019, 5% 5/15/38	215,000	259,946
Midlothian Independent School District Series 2013 C, 2%, tender 8/1/24 (a)	100,000	102,080
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	12,533
5% 8/15/47	10,000	11,867
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	110,446
Northside Independent School District Bonds Series 2019, 1.6%, tender 8/1/24 (a)	380,000	380,327
Prosper Independent School District Series 2019, 5% 2/15/44	100,000	123,702
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	6,114
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	40,000	50,084
San Antonio Wtr. Sys. Rev. Series 2018 A, 5% 5/15/33	5,000	6,264
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	60,000	63,971
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	2,335,000	2,734,052
Series 2017 A, 5% 2/15/24	265,000	305,092
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	130,000	134,471
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	140,000	155,973
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	75,000	75,179
Series 2019 E2, 2.25%, tender 8/1/22 (a)	330,000	332,251
Series 2017 B, 5% 10/1/36	100,000	123,039
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/28	200,000	254,218
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	101,125
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	690,000	830,670
Univ. of North Texas Univ. Rev. Series 2018 A, 5% 4/15/44	450,000	545,216
Waco Gen. Oblig. Series 2015, 5% 2/1/25	500,000	575,670

TOTAL TEXAS		12,596,095

Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (b)	10,000	11,523
Series 2018 A:
5% 7/1/33 (b)	175,000	215,026
5.25% 7/1/48 (b)	130,000	158,187

TOTAL UTAH		384,736

Vermont - 0.5%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/25 (b)	635,000	737,870
Virginia - 1.2%
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	403,027
5% 9/1/24	315,000	360,886
5% 9/1/27	875,000	1,062,058
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	53,946

TOTAL VIRGINIA		1,879,917

Washington - 0.6%
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	12,337
Port of Seattle Rev. Series 2015 C, 5% 4/1/24 (b)	50,000	57,471
Washington Gen. Oblig. Series 2013 A, 5% 7/1/23	5,000	5,502
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,932
5% 7/1/30	5,000	6,199
5% 7/1/31	10,000	12,329
5% 7/1/42	100,000	118,403
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	641,641
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (d)	100,000	109,326

TOTAL WASHINGTON		969,140

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	61,342
Wisconsin - 1.6%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	155,000	186,897
Pub. Fin. Auth. Rev.:
(Denver Great Hall LLC. Proj.) Series 2017, 5% 9/30/49 (b)	235,000	242,078
(Denver Int'l. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/25 (b)	70,000	72,095
(Denver Int. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/24 (b)	260,000	266,916
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.53%, tender 11/1/19 (a)(b)	600,000	599,901
Pub. Fin. Auth. Wis Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	185,701
5.25% 10/1/48	160,000	184,907
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	15,000	16,660
5% 10/1/48 (d)	15,000	16,616
5% 10/1/53 (d)	30,000	33,146
Wisconsin Health & Edl. Facilities:
Series 2019 A:
5% 12/1/28	150,000	189,207
5% 12/1/29	150,000	192,075
Series 2019:
5% 10/1/24 (c)	175,000	204,404
5% 10/1/30 (c)	195,000	248,356

TOTAL WISCONSIN		2,638,959

TOTAL MUNICIPAL BONDS
(Cost $148,704,545)		155,276,515

Municipal Notes - 1.3%
Texas - 1.3%
Texas Gen. Oblig. TRAN Series 2019, 4% 8/27/20
(Cost $2,049,132)	2,000,000	2,047,888
	Shares	Value

Money Market Funds - 4.6%
Fidelity Municipal Cash Central Fund 1.67% (e)(f)
(Cost $7,377,000)	7,376,262	7,376,974
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $158,130,677)		164,701,377
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(3,381,150)
NET ASSETS - 100%		$161,320,227

Security Type Abbreviations

TRAN – TAX AND REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,566,670 or 1.0% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$137,500
Total	$137,500

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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